Redeemable Preferred Stocks - Summary of Changes in the Components of Series A Preferred Stock (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Redeemable Preferred Stock [Line Items]
Beginning	$ 203,700	$ 167,400	$ 167,400
Issuance of Series A preferred stock			31,500	$ 176,500
Ending			$ 203,700	$ 167,400
Series A Redeemable Preferred Stock [Member]
Redeemable Preferred Stock [Line Items]
Beginning	208,000	176,500	176,500
Issuance of Series A preferred stock, Units	82,000	14,500
Ending	290,000	191,000	208,000	176,500
Beginning	$ 203,747	$ 167,441	$ 167,441
Issuance of Series A preferred stock	82,000	14,500	31,500	$ 169,800
Issuance costs				(4,113)
Accretion of Series A preferred stock	1,616	1,622	2,166	231
Accrued dividends and commitment fees on Series A preferred stock	13,584	11,427	15,590	1,523
Payment of dividends and commitment fees on Series A preferred stock	(17,748)	(12,950)	(12,950)
Ending	$ 283,199	$ 182,040	$ 203,747	$ 167,441